Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Investments
6.  Investments

As of December 31, 2011 and 2010 our investments totaled $3,744.4 million and $4,291.1 million, respectively.  Our investments primarily consist of equity investments where we hold significant influence over investee actions and which we account for under the equity method of accounting.

As of December 31, 2011 and 2010, our investments consisted of the following (in millions):

	December 31,
	2011	2010
Rockies Express Pipeline LLC	$1,594.8	$1,703.0
Midcontinent Express Pipeline LLC	666.6	706.4
Plantation Pipe Line Company	320.5	329.6
NGPL PipeCo LLC	262.7	265.6
Fayetteville Express Pipeline LLC	173.3	0.2
Red Cedar Gathering Company	167.8	163.2
EagleHawk Field Services LLC	141.0	-
Eagle Ford Gathering LLC	117.5	29.9
Watco Companies, LLC	101.7	-
Express pipeline system	65.0	68.5
Cortez Pipeline Company	10.4	9.9
KinderHawk Field Services LLC	-	924.6
All others	114.9	82.0
Total equity investments	3,736.2	4,282.9
Bond investments	8.2	8.2
Total investments	$3,744.4	$4,291.1
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The decrease in the carrying amount of our equity investments, including those of KMP, since December 31, 2010, was primarily due to KMP’s July 1, 2011 acquisition of the remaining 50% ownership interest in KinderHawk Field Services LLC that it did not already own.  On that date, KMP exchanged its status as an owner of an equity investment in KinderHawk for a full controlling financial interest, and began accounting for its investment under the full consolidation method.  For further information pertaining to the KinderHawk acquisitions, see Note 3 “Acquisitions and Divestitures—Acquisitions—(8) KinderHawk Field Services LLC” and “—(16) KinderHawk Field Services LLC and EagleHawk Field Services LLC.”

As shown in the table above our significant equity investments, including those of KMP, as of December 31, 2011 consisted of the following:

▪
Rockies Express Pipeline LLC—KMP operates and owns a 50% ownership interest in Rockies Express Pipeline LLC, the sole owner of the Rockies Express natural gas pipeline system.  The remaining ownership interests in Rockies Express Pipeline LLC are owned by subsidiaries of Sempra Energy (25%) and ConocoPhillips (25%);

▪
Midcontinent Express Pipeline LLC—KMP operates and owns a 50% ownership interest in Midcontinent Express Pipeline LLC.  It is the sole owner of the Midcontinent Express natural gas pipeline system.  The remaining ownership interest in Midcontinent Express Pipeline LLC is owned by subsidiaries of Regency Energy Partners L.P. (50%);

▪
Plantation Pipe Line Company—KMP operates and owns a 51.17% ownership interest in Plantation Pipe Line Company, the sole owner of the Plantation refined petroleum products pipeline system.  A subsidiary of Exxon Mobil Corporation owns the remaining interest.  Each investor has an equal number of directors on Plantation’s board of directors, and board approval is required for certain corporate actions that are considered participating rights; therefore, KMP does not control Plantation Pipe Line Company, and it accounts for its investment under the equity method;

▪
NGPL Pipeco LLC— KMI operates and owns a 20% ownership interest in NGPL Pipeco LLC, the owner of Natural Gas Pipeline Company of America LLC and certain affiliates, collectively referred to in this report as NGPL, a major interstate natural gas pipeline and storage system.

In 2010, NGPL reached a settlement with the Federal Energy Regulatory Commission (FERC) associated with its Section 5 of the Natural Gas Act investigation into the justness and reasonableness of the transportation and storage rates as well as the fuel and natural gas lost percentages of NGPL. See Note 16 “Litigation, Environmental and Other Contingencies—Federal Energy Regulatory Commission Proceedings—Natural Gas Pipeline Company of America Section 5 Proceedings.”

This event discussed above caused us to reconsider the carrying value of our investment in NGPL PipeCo LLC as of March 31, 2010.  A current fair value of an investment that is less than its carrying amount may indicate a loss in value of the investment.  The fair value represents the price that would be received to sell the investment in an orderly transaction between market participants.  We determined the fair value of our investment in NGPL PipeCo LLC by taking the total fair value of NGPL PipeCo LLC (calculated as discussed below) deducting the fair value of the joint venture debt and multiplying by our 20% ownership interest.  We calculated the total fair value of NGPL PipeCo LLC from the present value of the expected future after-tax cash flows of the reporting unit, inclusive of a terminal value, which implies a market multiple of approximately 9.5 times EBITDA (earnings before interest, income taxes, depreciation and amortization) discounted at a rate of 7.4%.  The result of our analysis showed that the fair value of our investment in NGPL PipeCo LLC was less than our carrying value.  For the year ended December 31, 2010, we recognized a $430.0 million, pre-tax, non-cash impairment charge included in the caption “Earnings (loss) from equity investments” in our accompanying consolidated statement of income.

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Fayetteville Express Pipeline LLC—KMP owns a 50% ownership interest in Fayetteville Express Pipeline LLC, the sole owner of the Fayetteville Express natural gas pipeline system.  Energy Transfer Partners, L.P. owns the remaining 50% interest and serves as operator of Fayetteville Express Pipeline LLC.  The Fayetteville Express system began interim transportation service on October 12, 2010, and began full operations on January 1, 2011; however, as of December 31, 2010, KMP had no material net investment in Fayetteville Express Pipeline LLC because in November 2009, Fayetteville Express Pipeline LLC established and made borrowings under its own revolving bank credit facility in order to fund its pipeline development and construction costs and to make distributions to its member owners to reimburse them for prior contributions;

▪
Red Cedar Gathering Company—KMP owns a 49% ownership interest in the Red Cedar Gathering Company.  The remaining 51% interest in Red Cedar is owned by the Southern Ute Indian Tribe.  Red Cedar is the sole owner of the Red Cedar natural gas gathering, compression and treating system;

▪
EagleHawk Field Services LLC—KMP acquired a 25% ownership interest in the EagleHawk Field Services LLC from Petrohawk Energy Corporation effective July 1, 2011.  For further information about this acquisition, see Note 3 “Acquisitions and Divestitures—Acquisitions—(16) KinderHawk Field Services LLC and EagleHawk Field Services LLC;”

▪
Eagle Ford Gathering LLC—on May 14, 2010, KMP and Copano Energy, L.L.C. entered into formal agreements for a joint venture to provide natural gas gathering, transportation and processing services to natural gas producers in the Eagle Ford Shale formation in south Texas.  KMP named the joint venture Eagle Ford Gathering LLC, and it owns a 50% member interest in Eagle Ford Gathering LLC.  Copano owns the remaining 50% interest and serves as operator and managing member of Eagle Ford Gathering LLC;

▪
Watco Companies, LLC—KMP made a combined $100.0 million preferred equity investment in Watco Companies, LLC, the largest privately held short line railroad company in the United States.  KMP acquired 100,000 Class A preferred shares and pursuant to the terms of its investment, it receives priority, cumulative cash distributions from the preferred shares at a rate of 3.25% per quarter, and participates partially in additional profit distributions at a rate equal to 0.5%.  The preferred shares have no conversion features and hold no voting powers, but do provide KMP certain approval rights, including the right to appoint one of the members to Watco’s Board of Managers;

▪	Express pipeline system—KMP acquired a 33 1/3% ownership interest in the Express pipeline system from us effective August 28, 2008; and

▪
Cortez Pipeline Company—KMP operates and owns a 50% ownership interest in the Cortez Pipeline Company, the sole owner of the Cortez carbon dioxide pipeline system.  A subsidiary of Exxon Mobil Corporation owns a 37% ownership interest and Cortez Vickers Pipeline Company owns the remaining 13% ownership interest.

Our earnings (losses) from equity investments were as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Rockies Express Pipeline LLC	$86.7	$87.6	$98.5
Midcontinent Express Pipeline LLC	42.7	30.1	14.7
Red Cedar Gathering Company	31.9	28.7	24.9
Plantation Pipe Line Company	28.0	20.0	16.5
Cortez Pipeline Company	24.1	22.5	22.3
Fayetteville Express Pipeline LLC	23.8	-	3.6
KinderHawk Field Services LLC	22.1	19.5	-
NGPL PipeCo LLC(a)	18.7	(399.0)	42.5
Eagle Ford Gathering LLC	11.2	-	-
Watco Companies, LLC	6.6	-	-
EagleHawk Field Services LLC	3.5	-	-
Express pipeline system	(2.0)	(3.3)	(4.1)
All others	15.8	7.7	3.0
Total	$313.1	$(186.2)	$221.9
Amortization of excess costs	$(6.7)	$(5.8)	$(5.8)
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(a)	2010 amount includes a non-cash investment impairment charge, which we recorded in the amount of $430.0 million (pre-tax) discussed preceding.

Summarized combined financial information for our significant equity investments (listed or described above) is reported below (in millions; amounts represent 100% of investee financial information):

	Year Ended December 31,
Income Statement	2011	2010	2009
Revenues	$3,144.5	$2,640.8	$2,350.9
Costs and expenses	3,286.8	2,859.8	1,746.7
Earnings before extraordinary items and cumulative effect of a change in accounting principle	(142.3)	(219.0)	604.2
Net income	$(142.3)	$(219.0)	$604.2

	December 31,
Balance Sheet	2011	2010
Current assets	$716.9	$702.4
Non-current assets	$16,628.9	$18,663.6
Current liabilities	$1,906.3	$734.7
Non-current liabilities	$7,470.7	$8,846.1
Partner’/owners’ equity	$7,968.8	$9,785.2
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For information on regulatory matters affecting certain of our equity investments, see Note 17.

As of December 31, 2011 and 2010, our investment amounts also included a bond investment totaling $8.2 million.  This bond investment consisted of certain tax exempt, fixed-income development revenue bonds KMP acquired in the fourth quarter of 2008.  Because KMP has both the ability and the intent to hold these debt securities to maturity, we account for this investment at historical cost.  KMP acquired its bond investment by issuing notes under the Gulf Opportunity Zone Act of 2005.